SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity, Attributable to Parent [Abstract]
SHAREHOLDERS’ EQUITY

Note 13 - SHAREHOLDERS’ EQUITY

In August 2021, Firebull Holding Limited, holder of 5,000,000 Class A Ordinary Shares and 5,000,000 Class B Ordinary Shares of the Company sold and transferred 5,000,000 Class A Ordinary Shares to Firebull Tech Limited. Pursuant to section 11 of the Company’s memorandum and articles of association, the 5,000,000 Class B Ordinary Shares held by Firebull Holding were cancelled accordingly.

On December 14, 2021, the Company issued 2,898,552 Class A Ordinary Shares to investors.

On March 2, 2025, the Company engaged with Maxim Group LLC as the exclusive placement agent on a best efforts basis in connection with an offering for issuance and sale of $16,390,000 of Class A Ordinary Shares with a par value of $0.001 per share and 16,390,000 warrants each to purchase one Class A Ordinary Share, at a combined offering price of $0.33 per Class A Ordinary Share and warrant. This transaction was completed on March 4, 2025.

In March 2025, the Company issued 58,069,113 Class A Ordinary Shares upon the exercise of warrants.

On June 3, 2025, the Company completed the consolidation (the “Consolidation”) of the ordinary shares of the Company on the basis of 50 pre-Consolidation Shares for every one (1) post-Consolidation Share with any fractional shares rounded down to the nearest whole share. The Company’s total issued and outstanding Class A Ordinary Shares has been reduced from 98,713,955 Class A Ordinary Shares with a par value of $0.001 each to 1,974,163 Class A Ordinary Shares with a par value of $0.05 each. The Company’s total issued and outstanding Class B Ordinary Shares has been reduced from 2,100,000 Class B Ordinary Shares with a par value of $0.001 each to approximately 42,000 Class B Ordinary Shares with a par value of $0.05 each. The balances of ordinary shares and additional paid-in capital were retrospectively restated for the effect of the reverse share split.

On June 25, 2025, the Company cancelled an aggregate of 42,000 Class B Ordinary Shares held by Yufeng Mi and Wenjie Tang in accordance with the terms of their equity awards upon the termination of their employment with the Company or its subsidiaries. On the same date, the Company issued an aggregate of 1,200,000 Class B Ordinary Shares to Bo Zhu, the Chief Executive Officer, the Chief Strategy Officer, and the Director of the Company.

On September 22, 2025, in connection with the issuance of Convertible notes (refer to Note 12), the Company agreed to issue 50,000 pre-delivery shares and 150,000 pre-funded warrants to the Investor. As of December 31, 2025, these pre-delivery shares and pre-funded warrants had not yet been legally issued.

On September 26, 2025, the Company issued 3,028 Class A Ordinary Shares upon the exercise of warrants.

On October 2, 2025, the board of directors of the Company approved an increase of the Company’s authorized share capital to 90,000,000 shares, par value $0.05 per share, consisting of: (i) 60,000,000 Class A Ordinary Shares of a par value of $0.05 per share and (ii) 30,000,000 Class B Ordinary Shares of a par value of $0.05 per share.

On November 13, 2025, the Company issued 570,000 Class A Ordinary Shares to external consultants in connection with the Company’s equity incentive arrangements (refer to Note 17).

Warrants

For each Class A Ordinary Share purchased on December 14, 2021, an investor received from the Company one-half unregistered warrant, for an aggregate of 1,449,276 warrants (“2021 Warrants”). The 3.5-year warrants are exercisable immediately from the date of issuance and have an exercise price of $8.3 per share. The purchase price for one ordinary share and one-half corresponding warrant is $6.90. As the expiration date of the warrant is dependent on the initial effective date of the registration statement and such statement was declared effective on June 8, 2022, the expiration date of the warrants is December 8, 2025.

Additionally, the Company has retained FT Global Capital, Inc. (the “Placement Agent”) to act as exclusive placement agent in connection with this offering. The Company agreed to issue to the Placement Agent or its designees warrants to purchase up to 202,899 Class A Ordinary Shares (“Placement Agent’s Warrants”). Such Placement Agent’s Warrants will be exercisable commencing on the date of issuance at a per share price of $8.3, subject to certain adjustments, and will expire three and a half (3.5) years from the date of issuance.

On March 2, 2025, the Company engaged with Maxim Group LLC (“Maxim”) as the exclusive placement agent on a best efforts basis in connection with an offering for issuance and sale of $16,390,000 Class A Ordinary Shares with a par value of $0.001 per share and 16,390,000 warrants (“2025 Warrants”) each to purchase one Class A Ordinary Share, at a combined offering price of $0.33 per Class A Ordinary Share and warrant. This transaction was completed on March 4, 2025. The Company has also issued to Maxim warrants to purchase up to 327,800 Class A Ordinary Shares. The warrants for Maxim are exercisable at any time, and from time to time, in whole or in part, commencing from six months after the effective date of the registration statement and expire on the fifth anniversary of the commencement of sales of this offering. Maxim’s warrants will be exercisable at a price equal to 125% of the offering price of $0.33.

Pursuant to Section 3(b) of the Securities Purchase Agreement for the 2021 Warrants, the exercise price of the 2021 Warrants was adjusted to $0.1023 per share due to the issuance of 2025 Warrants. In March 2025, the 2025 Warrants, apart from Maxim’s warrants, were exercised.

Due to the reverse share split, the number of warrants and exercise price were adjusted retrospectively. As of December 31, 2025 and 2024, the aggregate numbers of warrants were 6,556 and 33,040, respectively.

As of December 31, 2025 and 2024, the Company had nil and 33,040 warrants outstanding, respectively, after adjustments for the reverse share split, to purchase nil and 33,040 Class A Ordinary Shares, respectively, with weighted average exercise prices of nil and $5.115 per share and remaining contractual lives 0 and 0.95 year respectively for the 2021 Warrants.

As of December 31, 2025 and 2024, the Company had 6,556 and nil warrants outstanding, respectively, after adjustments for the reverse share split, to purchase 6,556 and nil Class A Ordinary Shares, respectively, with exercise price of $20.625 per share and nil respectively for the 2025 Warrants. The remaining contractual life as of December 31, 2025 was 3.75 years.